Insurance contracts in the financial services business - Summary of Underlying Items of Insurance Contracts Measured Under The Variable Fee Approach and their fair values (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,926,180
Cash and cash equivalents [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	35,235
Japanese national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	34,936
Foreign national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	478,751
Equity securities [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	2,375,201
Other [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,057